30. OPERATING COSTS AND EXPENSES (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure Of Operating Costs And Expenses [abstract]
Schedule of operating costs and expenses

The operating costs are as follows:

	2019	2018	2017
Personnel (a)	1,272	1,410	1,627
Employees’ and managers’ profit sharing	263	77	5
Post-employment benefits (reversals) – Note 26	408	337	(229)
Materials	91	104	61
Raw materials and inputs for production of energy	–	–	10
Outsourced services (b)	1,239	1,087	974
Energy bought for resale (c)	11,286	11,084	10,919
Depreciation and amortization (1)	958	835	850
Operating provisions and adjustments for operating losses (d)	2,401	466	854
Charges for use of the national grid	1,426	1,480	1,174
Gas bought for resale	1,436	1,238	1,071
Construction costs (e)	1,200	897	1,119
Other operating expenses, net (f)	499	405	383
	22,479	19,420	18,818

(1)	Net of PIS/Pasep and Cofins taxes applicable to amortization of the right-of-use assets in the amount of R$5.

Schedule of outsourced services

b) Outsourced services

	2019	2018	2017
Meter reading and bill delivery	128	129	142
Communication	69	80	66
Maintenance and conservation of electrical facilities and equipment	404	323	266
Building conservation and cleaning	110	110	108
Contracted labor	17	21	15
Freight and airfares	7	7	8
Accommodation and meals	14	12	13
Security services	18	20	23
Consultant	24	16	16
Maintenance and conservation of furniture and utensils	5	4	4
Information technology	63	59	62
Maintenance and conservation of vehicles	3	2	2
Disconnection and reconnection	70	62	35
Environmental services	14	14	11
Legal services	26	25	22
Legal procedural costs	2	2	3
Tree pruning	46	28	21
Cleaning of power line pathways	61	41	16
Copying and legal publications	21	21	23
Inspection of customer units	14	10	1
Printing of tax invoices and energy bills	–	–	3
Other expenses	123	101	114
	1,239	1,087	974

Schedule of electricity purchased for resale

c)    Energy purchased for resale

	2019	2018	2017
Supply from Itaipu Binacional	1,429	1,351	1,243
Physical guarantee quota contracts	715	679	461
Quotas for Angra I and II nuclear plants	269	267	244
Spot market	1,886	1,818	1,498
Proinfa Program	376	324	303
‘Bilateral’ contracts	311	484	385
Energy acquired in Regulated Market auctions	3,021	3,346	3,555
Energy acquired in the Free Market	4,098	3,871	4,283
Distributed generation (‘Geração distribuída’)	207	–	–
PIS/Pasep and Cofins credits	(1,026)	(1,056)	(1,053)
	11,286	11,084	10,919

Schedule of operating provision (reversals) and adjustments for operating losses

d)   Operating provision (reversals) and adjustments for operating losses

	2019	2018	2017
Estimated losses on doubtful accounts receivables (Note 8)	238	264	248
Estimated losses on other accounts receivables (1)	11	(4)	27
Estimated losses on accounts receivables from related parties (3) (note 32)	688
Contingency provisions (reversals) (Note 27) (2)
Labor claims	136	42	206
Civil	24	13	27
Tax	1,228	(5)	7
Environmental	(1)	1	–
Regulatory	1	(2)	(3)
Other	12	2	(6)
	1,400	51	231
	2,337	311	506
Adjustment for losses
Put option – Sonda	–	–	1
Put option – RME and LEPSA	–	48	231
Put option – SAAG (Note 33)	64	107	116
	64	155	348
	2,401	466	854

(1)	The estimated losses on other accounts receivable are presented in the consolidated Statement of income as operating expenses.
(2)	The provisions for contingencies of the holding company are presented in the consolidated statement of income for the year as operating expenses.
(3)	Estimated losses on accounts receivable from Renova, as a result of the assessment of the jointly-controlled entity credit risk, which deteriorated in the current year.

Schedule of construction cost	e) Construction costs

	2019	2018	2017
Personnel and managers	85	70	36
Materials	595	379	550
Outsourced services	421	364	406
Others	99	84	127
	1,200	897	1,119

Schedule of other operating expenses (revenues), net

f) Other operating expenses (revenues), net

	2019	2018	2017
Leasing and rentals (1)	20	93	103
Advertising	9	19	30
Own consumption of energy	21	27	24
Subsidies and donations	40	22	19
Onerous concession	3	3	3
Insurance	12	7	8
CCEE annual charge	6	6	8
Net loss (gain) on deactivation and disposal of assets	92	7	193
Forluz – Administrative running cost	30	28	26
Collection agents	88	78	71
Gain on disposal, Taesa	–	–	(207)
Fine for violation of service continuity standard	–	–	42
Obligations deriving from investment contracts (2)	32	–	–
Taxes and charges	10	9	–
Other expenses (3)	136	106	63
	499	405	383

(1)	As from January 1, 2019, the amounts related to leasing and rentals are recognized in accordance with IFRS 16, as shown in notes 2.4 and 21. The Company has operational leasing contracts relating, mainly, to vehicles and buildings used in its operational activities. Their amounts are not material in relation to the total costs of the Company. Actual leasing and rentals expenses are related to remaining leasing arrangements and rentals that do not qualify for recognition under IFRS 16.
(2)	This refers to claims under the agreement made between Aliança Geração, Vale S.A. and Cemig. The action is provisioned at the cost of R$98, of which Cemig is responsible for R$32.
(3)	The losses recorded on assets in progress (canceled works) are net of the reversal of the provisions constituted in prior periods. Includes the adjustment of R$22 for impairment of intangible assets.